Note 2 - Summary of significant accounting policies: Foreign currency translation and transaction: Summary of translation of foreign currencies (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Summary of translation of foreign currencies
	As of and for the Years Ended December 31,
	2024	2023	2022

Year-end SGD: US$1 exchange rate	1.3662	1.3193	1.3404
Year-end RMB: US$1 exchange rate	7.2993	7.0999	6.8972
Year-average SGD: US$1 exchange rate	1.3363	1.3428	1.3787
Year-average RMB: US$1 exchange rate	7.1957	7.0809	6.7290